OTHER EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER EXPENSES BY FUNCTION
Contingencies and non-operating fees	$ 17,690,171	$ 10,192,495	$ 5,377,190
Tax on bank debits	4,356,973	4,653,929	7,669,234
Write-offs, disposal and loss of Property, plant and equipment	2,978,194	262,366	3,025,497
Others	1,157,509	948,973	629,550
Total other expenses	$ 26,182,847	$ 16,057,763	$ 16,701,471